Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$76,626,807.50	0.4048759	$67,906,527.20	0.3588002	$8,720,280.30
Total Securities	$76,626,807.50	0.0763018	$67,906,527.20	0.0676185	$8,720,280.30

Weighted Avg. Coupon (WAC)	4.86%		4.89%
Weighted Avg. Remaining Maturity (WARM)	18.12		17.33
Pool Receivables Balance	$99,331,460.93		$90,484,867.45
Remaining Number of Receivables	19,250		18,509

Adjusted Pool Balance	$98,340,719.25		$89,620,438.95

III. COLLECTIONS

Principal:
Principal Collections	$8,701,105.38
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$136,390.39
Total Principal Collections	$8,837,495.77

Interest:
Interest Collections	$399,634.35
Late Fees & Other Charges	$27,871.77
Interest on Repurchase Principal	$-
Total Interest Collections	$427,506.12

Collection Account Interest	$490.95
Reserve Account Interest	$343.52
Servicer Advances	$-

Total Collections	$9,265,836.36

Hyundai Auto Receivables Trust 2011-C

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$9,265,836.36
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,265,836.36

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$82,776.22		$82,776.22	$82,776.22
Collection Account Interest					$490.95
Late Fees & Other Charges					$27,871.77
Total due to Servicer					$111,138.94

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$83,012.37		$83,012.37

Total Interest:		$83,012.37		$83,012.37	$83,012.37

Available Funds Remaining:					$9,071,685.05

3. Regular Principal Distribution Amount:					$8,720,280.30

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$8,720,280.30
Class A Notes Total:	$8,720,280.30	$8,720,280.30
Total Noteholders Principal		$8,720,280.30

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			351,404.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$990,741.68
Beginning Period Amount	$990,741.68
Current Period Amortization	$126,313.18
Ending Period Required Amount	$864,428.50
Ending Period Amount	$864,428.50
Next Distribution Date Amount	$748,373.81

Hyundai Auto Receivables Trust 2011-C

Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	45
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	22.08%	24.23%	24.23%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.90%	18,120	96.90%	$87,684,013.13
30 - 60 Days	1.69%	313	2.45%	$2,219,132.45
61 - 90 Days	0.35%	64	0.56%	$506,217.12
91 + Days	0.06%	12	0.08%	$75,504.75
		18,509		$90,484,867.45
Total
Delinquent Receivables 61 + days past due	0.41%	76	0.64%	$581,721.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	79	0.61%	$609,311.71
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	70	0.55%	$597,913.99
Three-Month Average Delinquency Ratio	0.39%		0.60%

Repossession in Current Period		19		$149,331.49
Repossession Inventory		34		$97,684.03

Charge-Offs
Gross Principal of Charge-Off for Current Period				$145,488.10
Recoveries				$(136,390.39)
Net Charge-offs for Current Period				$9,097.71

Beginning Pool Balance for Current Period				$99,331,460.93

Net Loss Ratio				0.11%
Net Loss Ratio for 1st Preceding Collection Period				-0.64%
Net Loss Ratio for 2nd Preceding Collection Period				-0.63%
Three-Month Average Net Loss Ratio for Current Period				-0.39%

Cumulative Net Losses for All Periods				$7,391,788.91
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$504,907.91
Number of Extensions				62